Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable, net

5. Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable	$23,074,123	$16,439,291
Allowance for doubtful accounts	(6,394,429)	(565,793)
Total accounts receivable, net	$16,679,694	$15,873,498

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$565,793	$1,467,374
(Write-off)/Addition	5,747,069	(909,223)
Exchange rate effect	81,567	7,642
Ending balance	$6,394,429	$565,793